Customers’ Refundable Fees (Tables)	12 Months Ended
Dec. 31, 2023
Contract with Customer Liability Disclosure [Abstract]
Schedule of Customers' Refundable Fees	Customers’ refundable fees
	As of December 31,
	2021	2022	2023
	RMB	RMB	RMB
Balance at the beginning of the year	36,074	30,997	30,747
Cash received from customers	43,527	42,298	9,586
Cash refunded to customers	(35,374)	(46,554)	(4,584)
Revenue (recognized) reversed	(13,230)	4,006	(4,195)
Balance at the end of the year	30,997	30,747	31,554